Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 885,622	$ 252,766	$ 1,673,201
Accounts Receivable	66,208	81,113	30,373
Deposits on Equipment		51,494
Prepaid expenses and other current assets	46,801	31,801	25,781
Inventory	41,158	30,158	41,982
TOTAL CURRENT ASSETS	1,039,789	447,332	1,771,337
PROPERTY AND EQUIPMENT
Equipment for Lease, net of accumulated depreciation of $11,435 and $0 as of March 31, 2020 and December 31, 2019	239,149	177,021
INTANGIBLE ASSETS
Patents and Trademarks, net of accumulated amortization of $299,220, $292,587 and $258,294 as of March 31, 2020, December 31, 2019 and December 31, 2018	218,983	218,570	209,049
Capitalized Software Costs, net of accumulated amortization of $5,011, $0 and $0 as of March 31, 2020, December 31, 2019 and December 31, 2018	95,220	100,231	70,231
TOTAL ASSETS	1,593,141	943,154	2,050,617
CURRENT LIABILITIES
Convertible Debt, net of unamortized debt discount		297,997
Derivative Liability		171,499
Accounts payable and other accrued expenses	427,828	422,297	411,211
Accrued Payroll	131,507	119,041	69,041
TOTAL CURRENT LIABILITIES	559,335	1,010,834	480,252
LONG - TERM LIABILITIES
Convertible Debt, net of unamortized debt discount	103,305
Related Party Convertible Debt, net of unamortized debt discount	20,512
TOTAL LONG - TERM LIABILITIES	123,817
TOTAL LIABILITIES	683,152	1,010,834
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock of $.001 par value; 675,000,000 authorized; 112,920,804, 111,893,779 and 102,553,706 issued, 112,570,264, 111,543,239 and 102,203,166 shares outstanding as of March 31, 2020, December 31, 2019 and December 31, 2018	112,570	111,544	102,203
Additional paid in capital	63,774,320	61,705,514	60,844,796
Treasury stock as cost (350,540 shares at March 31, 2020, December 31, 2019 and and December 2018)	(113,389)	(113,389)	(113,389)
Accumulated deficit	(62,863,512)	(61,771,349)	(59,263,550)
STOCKHOLDERS' EQUITY (DEFICIT)	909,989	(67,680)	1,570,365
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	1,593,141	943,154	2,050,617
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Convertible Preferred Stock			305
STOCKHOLDERS' EQUITY (DEFICIT)			305
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Convertible Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)